Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401

Supplement dated May 7, 2019
to the
CrossingBridge Low Duration High Yield Fund (“Low Duration High Yield Fund”) and
CrossingBridge Long/Short Credit Fund (“Long/Short Credit Fund”) (together the “Funds”)
Summary Prospectus and Prospectus

This supplement makes the following amendments to disclosures relating to the Funds’ minimum initial investment amounts in the Low Duration High Yield Fund’s Summary Prospectus dated February 1, 2019, the Long/Short Credit Fund’s Summary Prospectus dated January 28, 2019 and the Funds’ Prospectus dated January 28, 2019:

Summary Prospectus – Low Duration High Yield Fund

The disclosure under “Purchase and Sale of Fund Shares” on page 5 is amended to read as follows:

Share Purchase Amounts	Institutional Class	Investor Class
Minimum Initial Investment – All Accounts	$0 for certain institutional investors as described under “Minimum Investment Amounts” on page 42 of this Prospectus; $250,000 for all other investors	$2,500
Minimum Subsequent Investment – All Accounts	$1,000	$100

Summary Prospectus – Long/Short Credit Fund

The disclosure under “Purchase and Sale of Fund Shares” on page 7 is amended to read as follows:

Share Purchase Amounts	Institutional Class	Class A
Minimum Initial Investment – All Accounts	$0 for certain institutional investors as described under “Minimum Investment Amounts” on page 42 of this Prospectus; $250,000 for all other investors	$2,500
Minimum Subsequent Investment – All Accounts	$1,000	$100

Prospectus – Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation

The disclosure the subsection “Purchase and Sale of Fund Shares” on page 16 is amended to read as follows:

Share Purchase Amounts	Institutional Class	Investor Class	Class A

Low Duration High Yield Fund
Minimum Initial Investment – All Accounts	$0 for certain institutional investors as described under “Minimum Investment Amounts” on page 42 of this Prospectus; $250,000 for all other investors	$2,500	N/A
Minimum Subsequent Investment – All Accounts	$1,000	$100	N/A

Share Purchase Amounts	Institutional Class	Investor Class	Class A
Long/Short Credit Fund
Minimum Initial Investment – All Accounts	$0 for certain institutional investors as described under “Minimum Investment Amounts” on page 42 of this Prospectus; $250,000 for all other investors	N/A	$2,500
Minimum Subsequent Investment – All Accounts	$1,000	N/A	$100

Prospectus – Shareholder Information

The disclosure in the first paragraph of the subsection “How to Purchase Shares - Minimum Investment Amounts” on page 42 is amended to read as follows

The Low Duration High Yield Fund offers investors two Classes of shares: Institutional Class shares and Investor Class shares. The Long/Short Credit Fund offers investors two Classes of shares: Institutional Class shares and Class A shares. The minimum investment in Investor Class shares is $2,500 for all accounts and the minimum investment in Class A shares is $2,500 for all accounts. There is no investment minimum for investments by certain institutional investors in Institutional Class shares (as described below); otherwise, the minimum investment in Institutional Class shares is $250,000. Subsequent investments in Institutional Class shares and Investor Class shares of the Low Duration High Yield Fund may be made in amounts of at least $1,000 and $100, respectively. Subsequent investments in Institutional Class shares and Class A shares of the Long/Short Credit Fund may be made in amounts of at least $1,000 and $100, respectively.

Please retain this supplement with your Summary Prospectus and Prospectus

U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

May 7, 2019

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

RE:    Trust for Professional Managers (the “Trust”)
Securities Act Registration No: 333-62298
Investment Company Registration No: 811-10401
CrossingBridge Low Duration High Yield Fund (S000060190)
CrossingBridge Long/Short Credit Fund (S000048060)

Dear Sir or Madam:

On behalf of the Trust and pursuant to paragraph (e) of Rule 497 of the Securities Act of 1933, attached herewith for filing please find the Supplement dated May 7, 2019 to the CrossingBridge Low Duration High Yield Fund’s Summary Prospectus dated February 1, 2019, the CrossingBridge Long/Short Credit Fund’s (together, with the CrossingBridge Low Duration High Yield Fund the “Funds”) Summary Prospectus dated January 28, 2019 and the Funds’ Prospectus dated January 28, 2019, filed as part of Post-Effective Amendment No. 680 to the Trust’s Registration Statement on January 28, 2019. The purpose of this Supplement is to update disclosure with respect to the Funds’ investment minimums.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6115.

Sincerely,

/s/ Adam W. Smith

Adam W. Smith
for U.S. Bank Global Fund Services

Enclosures